Financial assets - Debt Investment AT FVOCI (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets [abstract]
Current financial assets at fair value through other comprehensive income	₺ 529,610	₺ 345,602
Debt securities [member]
Current assets [abstract]
Listed financial assets at fair value through other comprehensive income	529,610	345,602
Current financial assets at fair value through other comprehensive income	₺ 529,610	₺ 345,602